Exhibit 10.1

AMENDMENT NO. 1 TO RECEIVABLES PURCHASE AGREEMENT

This AMENDMENT NO. 1 TO RECEIVABLES AGREEMENT dated as of May 7, 2021 (this “Amendment”) is to that certain Receivables Purchase Agreement dated as of March 25, 2021 (the “Receivables Purchase Agreement”), by and between Carvana, LLC, an Arizona limited liability company (“Carvana”), as the seller (the “Seller”), and Carvana Receivables Depositor LLC, a Delaware limited liability company (the “Depositor”), as the purchaser (the “Purchaser”).

R E C I T A L S

WHEREAS, the Seller and the Purchaser are parties to the Receivables Purchase Agreement;

WHEREAS, pursuant to Section 4.1(a) of the Receivables Purchase Agreement, the Receivables Purchase Agreement may be amended, waived, supplemented or modified by a written amendment duly executed and delivered by the Seller and the Purchaser, without the consent of the Indenture Trustee, the Owner Trustee, the Grantor Trust Trustee, any of the Noteholders, any of the Certificateholders or any other Person to (i) cure any ambiguity and/or (ii) correct or supplement any provision of the Receivables Purchase Agreement that may be defective or inconsistent with any other provision thereof or any other Transaction Document or with any description thereof in the Prospectus; and

WHEREAS, the Seller and the Purchaser desire to amend the Receivables Purchase Agreement as provided herein for purposes of curing an ambiguity and for purposes of ensuring that the provisions of the Receivables Purchase Agreement are consistent with the description provided thereof in the Prospectus.

NOW, THEREFORE, based upon the above Recitals, the mutual premises and agreements contained herein, and other good and valuable consideration, the receipt and sufficiency of which are hereby acknowledged, the parties hereto, intending to be legally bound, hereby agree as follows:

Section 1.01 Capitalized Terms. Capitalized terms used herein and not otherwise defined herein are defined in Part I of Appendix A of the Receivables Purchase Agreement.

Section 1.02 Amendments to the Receivables Purchase Agreement.

(a) The definition of “Note Class Interest Distributable Amount” set forth in Part I of Appendix A of the Receivables Purchase Agreement is hereby amended and restated in its entirety, as follows:

“Note Class Interest Distributable Amount: With respect to any Class of Notes (other than the Class XS Notes) and any Distribution Date, the product of (i) the outstanding principal amount of such Class of Notes (other than the Class XS Notes) as of the close of the preceding Distribution Date (or, in the case of the first Distribution Date, the outstanding principal balance of such Class of Notes on the Closing Date) and (ii) one-twelfth of the Interest Rate for such Class (or, in the case of the first Distribution Date, the Interest Rate for such Class multiplied by a fraction, the numerator of which is 45 and the denominator of which is 360).”

Section 1.03 Representations and Warranties of the Seller and the Purchaser. Each of the Seller and the Purchaser represent and warrant as of the date of this Amendment as follows:

(a) it is duly organized, validly existing as a limited liability company and in good standing under the laws of the state of its formation, with all requisite limited liability company power and authority to own or lease its properties and conduct its business as such business is presently conducted;

(b) it is duly qualified to do business and is in good standing under the laws of each jurisdiction, and has obtained all necessary licenses and approvals in all jurisdictions, in which the ownership or lease of its property or the conduct of its business requires such qualifications, licenses or approvals (including, as applicable, the origination, purchase, sale, pledge and servicing of the Receivables) except where the failure to so qualify or obtain such license or approval could not reasonably be expected to result in a Material Adverse Effect;

(c) it (i) has the power and authority to execute and deliver this Amendment and (ii) has taken all necessary action to authorize the execution, delivery and performance of this Amendment;

(d) all approvals, authorizations, consents, orders, licenses or other actions of any Person or of any Governmental Authority required for the due execution, delivery and performance by it of this Amendment have been obtained;

(e) the consummation of this Amendment will not (i) conflict with, result in any breach of any of the terms and provisions of, or constitute (with or without notice or lapse of time or both) a default under, its certificate of formation, limited liability company agreement or other constituent documents or any Contractual Obligation of it, (ii) result in the creation or imposition of any Lien upon any of its properties, other than Liens permitted or created pursuant to the Transaction Documents or (iii) violate any Applicable Law; in each case, except where such failure to comply could not reasonably be expected to have a Material Adverse Effect with respect to it;

(f) this Amendment has been duly executed and delivered by it; and

(g) this Amendment constitutes a legal, valid and binding obligation of such party, enforceable against such party in accordance with its terms, except as enforceability may be limited by bankruptcy, receivership, conservatorship, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights in general and by general principles of equity, regardless of whether such enforceability is considered in a proceeding in equity or at law.

Section 1.04 Receivables Purchase Agreement in Full Force and Effect as Amended. Except as specifically amended hereby, all provisions of the Receivables Purchase Agreement shall remain in full force and effect. After this Amendment becomes effective, all references to the “Agreement,” the “Receivables Purchase Agreement,” “hereof,” “herein,” or words of similar effect referring to the Receivables Purchase Agreement shall be deemed to mean the Receivables Purchase Agreement as amended and waived hereby. This Amendment shall not constitute a novation of the Receivables Purchase Agreement, but shall constitute amendments thereof. This Amendment shall not be deemed to expressly or impliedly waive, amend or supplement any provision of the Receivables Purchase Agreement other than as expressly set forth herein.

Section 1.05 Conditions to Effectiveness. This Amendment shall become effective as of the date hereof, subject to:

(a) the mutual receipt by each of the Seller and the Purchaser of the executed counterparts to this Amendment; and

(b) the receipt by the Purchaser, the Grantor Trust Trustee and the Owner Trustee of an opinion of Allen & Overy LLP to the effect that this Amendment would not cause the Grantor Trust or the Issuing Entity to fail to qualify as a grantor trust for United States federal income tax purposes.

Section 1.06 Miscellaneous.

(a) Governing Law; Consent to Jurisdiction; Waiver of Objection to Venue. THIS AMENDMENT SHALL BE GOVERNED BY, AND CONSTRUED IN ACCORDANCE WITH, THE LAWS OF THE STATE OF NEW YORK (WITHOUT REFERENCE TO ITS CONFLICT OF LAWS PROVISIONS (OTHER THAN §§ 5-1401 AND 5-1402 OF THE NEW YORK GENERAL OBLIGATIONS LAW)). EACH OF THE PARTIES HERETO HEREBY AGREES TO THE JURISDICTION OF THE COURTS OF THE STATE OF NEW YORK, LOCATED IN THE BOROUGH OF MANHATTAN AND THE FEDERAL COURTS LOCATED WITHIN THE STATE OF NEW YORK IN THE BOROUGH OF MANHATTAN. EACH OF THE PARTIES HERETO HEREBY WAIVES ANY OBJECTION BASED ON FORUM NON CONVENIENS, AND ANY OBJECTION TO VENUE OF ANY ACTION INSTITUTED HEREUNDER IN ANY OF THE AFOREMENTIONED COURTS AND CONSENTS TO THE GRANTING OF SUCH LEGAL OR EQUITABLE RELIEF AS IS DEEMED APPROPRIATE BY SUCH COURT.

(b) Waiver of Jury Trial. TO THE EXTENT PERMITTED BY APPLICABLE LAW, EACH OF THE PARTIES HERETO WAIVES ANY RIGHT TO HAVE A JURY PARTICIPATE IN RESOLVING ANY DISPUTE, WHETHER SOUNDING IN CONTRACT, TORT OR OTHERWISE BETWEEN THE PARTIES HERETO ARISING OUT OF, CONNECTED WITH, RELATED TO, OR INCIDENTAL TO THE RELATIONSHIP BETWEEN ANY OF THEM IN CONNECTION WITH THIS AMENDMENT OR THE TRANSACTIONS CONTEMPLATED HEREBY. INSTEAD, ANY SUCH DISPUTE RESOLVED IN COURT WILL BE RESOLVED IN A BENCH TRIAL WITHOUT A JURY. EACH OF THE PARTIES HERETO HEREBY EXPRESSLY WAIVES ANY RIGHT TO A TRIAL BY JURY IN ANY ACTION OR PROCEEDING TO ENFORCE OR DEFEND ANY RIGHTS UNDER THIS AMENDMENT OR ARISING FROM ANY BANKING OR OTHER RELATIONSHIP EXISTING IN CONNECTION WITH THIS AMENDMENT AND AGREES THAT ANY SUCH ACTION OR PROCEEDING SHALL BE TRIED BEFORE A COURT AND NOT BEFORE A JURY.

(c) Severability. If any one or more of the covenants, agreements, provisions or terms of this Amendment shall for any reason whatsoever be held invalid, then such covenants, agreements, provisions or terms shall be deemed severable from the remaining covenants, agreements, provisions and terms of this Amendment and shall in no way affect the validity or enforceability of the other covenants, agreements, provisions or terms of this Amendment.

(d) No Waiver; Cumulative Remedies. No failure to exercise and no delay in exercising, on the part of the Purchaser or the Seller, any right, remedy, power or privilege hereunder shall operate as a waiver thereof; nor shall any single or partial exercise of any right, remedy, power or privilege hereunder preclude any other or further exercise thereof or the exercise of any other right, remedy, power or privilege. The rights, remedies, powers and privileges herein provided are cumulative and not exhaustive of any rights, remedies, powers and privileges provided by law.

(e) Counterparts. This Amendment may be executed in two (2) or more counterparts (and by different parties on separate counterparts), each of which shall be an original, but all of which together shall constitute one and the same instrument. Delivery of an executed counterpart of this Amendment by email or facsimile shall be effective as delivery of a manually executed counterpart of this Amendment. This Amendment shall be valid, binding, and enforceable against a party when executed and delivered by an authorized individual on behalf of the party by means of (i) an original manual signature; (ii) a faxed, scanned, or photocopied manual signature, or (iii) any other electronic signature permitted by the federal Electronic Signatures in Global and National Commerce Act, state enactments of the Uniform Electronic Transactions Act, and/or any other relevant electronic signatures law, including any relevant provisions of the Uniform Commercial Code (collectively, “Signature Law”), in each case to the extent applicable. Each faxed, scanned, or photocopied manual signature, or other electronic signature, shall for all purposes have the same validity, legal effect, and admissibility in evidence as an original manual signature. Each party hereto shall be entitled to conclusively rely upon, and shall have no liability with respect to, any faxed, scanned, or photocopied manual signature, or other electronic signature, of any other party and shall have no duty to investigate, confirm or otherwise verify the validity or authenticity thereof. For the avoidance of doubt, original manual signatures shall be used for execution or indorsement of writings when required under the UCC or other Signature Law due to the character or intended character of the writings.

(f) Third-Party Beneficiaries. This Amendment will inure to the benefit of and be binding upon the parties hereto, the Issuing Entity, the Grantor Trust and the Indenture Trustee and, to the extent expressly referenced herein, shall inure to the benefit of the Noteholders and the Certificateholders, who shall be considered to be a third party beneficiary hereof. Except as otherwise provided in this Amendment, no other Person will have any right or obligation hereunder.

(g) Merger and Integration. Except as specifically stated otherwise herein, this Amendment sets forth the entire understanding of the parties relating to the subject matter hereof, and all prior understandings, written or oral, are superseded by this Amendment. This Amendment may not be modified, amended, waived or supplemented except as provided herein.

(h) Survival. All representations, warranties, covenants, indemnities and other provisions made by the Seller herein or in connection herewith shall be considered to have been relied upon by the Purchaser, and shall survive the execution and delivery of this Amendment.

IN WITNESS WHEREOF, the parties have caused this Amendment to be executed by their respective officers thereunto duly authorized, as of the date first above written.

CARVANA, LLC,
as Seller

By:	/s/ Paul Breaux
Name: Paul Breaux
Title: Vice President

CARVANA RECEIVABLES DEPOSITOR LLC, as Purchaser

By:	/s/ Paul Breaux
Name: Paul Breaux
Title: Vice President